Investments in Subsidiaries - Details of Significant Subsidiaries of the Group (Detail)	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Guangxi Yuchai Machinery Company Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation		PRC
Place of business		PRC
Group's effective equity interest		76.40%	76.40%
Guangxi Yuchai Marine and Genset Power Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Place of incorporation		PRC
Place of business		PRC
Group's effective equity interest	71.40%	71.40%	76.40%
Yuchai Simlan Technology Co Ltd [Member]
Disclosure of subsidiaries [line items]
Place of incorporation		PRC
Place of business		PRC
Group's effective equity interest		67.00%	67.00%
Guangxi Yuchai Machinery Sales and Marketing Development Co., Ltd (formerly known as Guangxi Yuchai Machinery Monopoly Development Co., Ltd) [Member]
Disclosure of subsidiaries [line items]
Place of incorporation		PRC
Place of business		PRC
Group's effective equity interest		54.90%	54.90%
Guangxi Yuchai Foundry Co., Ltd [member]
Disclosure of subsidiaries [line items]
Place of incorporation		PRC
Place of business		PRC
Group's effective equity interest		76.40%	76.40%
HL Global Enterprises Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation		Singapore
Place of business		Singapore
Group's effective equity interest		50.20%	50.20%